Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Leases	LeasesDuring the first quarter of 2021, the Company entered into a new lease agreement with a ten-year term commencing in January 2021 for space in the iHub building on the Imperial University college campus in White City, West London. The primary function of the new facility, which consists of approximately 1,100 square meters, will be R&D. Pursuant to the terms of the agreement, the aggregate minimum lease payments for the first five years are fixed at which point the parties agree to perform an open market review, subject to a minimum and maximum rent escalation of 2% and 4%, respectively. Alternatively, the Company has the contractual right to exit the lease upon the fifth anniversary of lease commencement. In accounting for its Right-of-use asset and Lease liability, the Company concluded it was reasonably certain that it would occupy the space for the full ten-year term. During the second quarter of 2021, the Company entered into a new 18-month lease for its existing U.S. corporate offices in New Jersey, which commenced in June 2021.

(in KUSD)
Right-of-Use Assets	Properties (Offices)	Vehicles	Total
Cost
January 1, 2021	5,324	78	5,402
Additions	5,662	56	5,718
Lease termination	(864)	—	(864)
Exchange difference	40	—	40
June 30, 2021	10,162	134	10,296

Accumulated depreciation
January 1, 2021	(2,253)	(20)	(2,273)
Depreciation charge	(786)	(13)	(799)
Lease termination	864	—	864
Exchange difference	(11)	—	(11)
June 30, 2021	(2,186)	(33)	(2,219)

Net book amount as of June 30, 2021	7,976	101	8,077

Cost
January 1, 2020	5,887	78	5,965
Exchange difference	(103)	—	(103)
June 30, 2020	5,784	78	5,862

Accumulated depreciation
January 1, 2020	(1,067)	—	(1,067)
Depreciation charge	(559)	(10)	(569)
Exchange difference	22	—	22
June 30, 2020	(1,604)	(10)	(1,614)

Net book amount as of June 30, 2020	4,180	68	4,248
Depreciation of right-of-use assets have been charged to the following categories in the unaudited condensed consolidated interim statement of operations. Depreciation expense for S&M expenses was not material for any of the periods presented.

	Three months ended June 30,		Six months ended June 30,
(in KUSD)	2021	2020	2021	2020
R&D expenses	358	226	682	453
G&A expenses	62	57	117	116
	420	283	799	569

(in KUSD)
Lease liabilities	Properties (Offices)	Vehicles	Total
January 1, 2021	3,402	65	3,467
Additions	5,662	56	5,718
Cash outflow (including interest)	(616)	(15)	(631)
Interest	112	2	114
Exchange difference	(66)	(2)	(68)
June 30, 2021	8,494	106	8,600

January 1, 2020	4,953	78	5,031
Cash outflow (including interest)	(605)	(10)	(615)
Interest	60	1	61
Exchange difference	(45)	1	(44)
June 30, 2020	4,363	70	4,433

June 30, 2021
Lease liabilities (short-term)	954	34	988
Lease liabilities (long-term)	7,540	72	7,612
Total lease liabilities	8,494	106	8,600

June 30, 2020
Lease liabilities (short-term)	1,080	19	1,099
Lease liabilities (long-term)	3,283	51	3,334
Total lease liabilities	4,363	70	4,433